CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 612,064,917	$ 391,541,429	$ 272,507,595
Interest expense	(73,355,788)	(60,803,516)	(46,957,657)
Total net revenues	538,709,129	330,737,913	225,549,938
Operating cost and expenses:
Execution and clearing	(20,537,788)	(14,651,612)	(9,084,089)
Employee compensation and benefits (including share-based compensation of US$10,147,362, US$9,736,901 and US$15,609,141 for the years ended December 31, 2023, 2024 and 2025, respectively)	(167,169,609)	(122,365,537)	(100,750,644)
Occupancy, depreciation and amortization	(10,491,419)	(8,554,315)	(9,387,056)
Communication and market data	(46,456,565)	(38,893,381)	(30,831,488)
Marketing and branding	(49,462,729)	(28,530,053)	(20,859,834)
General and administrative	(36,209,499)	(39,278,674)	(21,791,263)
Total operating cost and expenses	(330,327,609)	(252,273,572)	(192,704,374)
Other income (expenses):
Others, net	(939,034)	3,299,308	13,148,173
Income before income taxes	207,442,486	81,763,649	45,993,737
Income tax expense	(35,960,865)	(20,409,721)	(12,986,310)
Net income	171,481,621	61,353,928	33,007,427
Less:
Net (loss) income attributable to non-controlling interests	48,896	(4,477)	(98,285)
Accretion of Redeemable Non-controlling Interests to Redemption Value	(533,188)	(630,485)	(542,187)
Net income attributable to ordinary shareholders of UP Fintech	$ 170,899,537	$ 60,727,920	$ 32,563,525
Net income per share attributable to ordinary shareholders of UP Fintech:
Basic	$ 0.064	$ 0.025	$ 0.014
Diluted	$ 0.062	$ 0.024	$ 0.014
Weighted average shares used in calculating net income per ordinary share
Basic	2,651,608,820	2,404,640,854	2,325,338,439
Diluted	2,807,732,382	2,534,097,315	2,427,268,831
Other comprehensive (loss) income, net of tax:
Unrealized (loss) gain on available-for-sale securities (net of tax effect of nil, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively)	$ 2,207,391	$ 343,892	$ (450,325)
Change in cumulative foreign currency translation adjustment	19,154,156	(9,022,611)	(545,498)
Total Comprehensive income	192,843,168	52,675,209	32,011,604
Total Comprehensive (loss) income attributable to non-controlling interests	36,902	3,121	(92,526)
Accretion of redeemable non-controlling interests to redemption value	(533,188)	(630,485)	(542,187)
Total Comprehensive income attributable to ordinary shareholders of UP Fintech	192,273,078	52,041,603	31,561,943
Commissions
Revenues:
Revenues	266,834,904	159,045,052	92,593,458
Financing service fees
Revenues:
Revenues	10,722,961	11,311,560	12,178,838
Interest income
Revenues:
Revenues	256,997,093	191,754,746	149,291,006
Other revenues
Revenues:
Revenues	$ 77,509,959	$ 29,430,071	$ 18,444,293